Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Assumption for the consumer price index	2.10%	2.00%
Canada
Disclosure of defined benefit plans [Line Items]
Discount rate	2.50%	3.10%
Inflation	1.60%	1.60%
Rate of increase in pensions	0.10%	0.10%
Rate of increase in salaries	2.80%	2.80%
UK
Disclosure of defined benefit plans [Line Items]
Discount rate	1.20%	2.00%
Inflation	2.90%	2.90%
Rate of increase in pensions	2.50%	2.50%
Rate of increase in salaries	3.60%	3.50%
United States of America
Disclosure of defined benefit plans [Line Items]
Discount rate	2.20%	3.10%
Inflation	2.10%	2.00%
Rate of increase in pensions	0.00%	0.00%
Rate of increase in salaries	3.60%	3.50%
Switzerland
Disclosure of defined benefit plans [Line Items]
Discount rate	0.10%	0.20%
Inflation	0.90%	1.10%
Rate of increase in pensions	0.50%	0.20%
Rate of increase in salaries	1.90%	2.10%